Long-Term Debt and Other Financial Liabilities, Summary of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Long-Term Debt and Other Financial Liabilities [Abstract]
Long-term debt and other financial liabilities	$ 48,758	$ 80,465
Less: Deferred financing costs	(857)	(1,712)
Total	47,901	78,753
Less - current portion	(14,327)	(17,650)
Long-term portion	$ 33,574	$ 61,103